UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Capital Management Company, LLC
Address: 1000 Winter Street
         Suite 4610
         Waltham, MA  02451

13F File Number:  028-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Johnson
Title:     Chief Financial Officer
Phone:     (781) 522-4948

Signature, Place, and Date of Signing:

 /s/    Christopher D. Johnson     Waltham, MA/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $520,256 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVE NETWORK INC             COM              00506D100     6232   404952 SH       SOLE                   404952        0        0
AMAZON COM INC                 COM              023135106    47520   208100 SH       SOLE                   208100        0        0
AMERICAN TOWER CORP NEW        COM              03027X100    27859   398500 SH       SOLE                   398500        0        0
ARIBA INC                      COM NEW          04033V203    13016   290795 SH       SOLE                   290795        0        0
BLOUNT INTL INC NEW            COM              095180105    12644   863100 SH       SOLE                   863100        0        0
CARTER INC                     COM              146229109   156485  2975000 SH       SOLE                  2975000        0        0
COLFAX CORP                    COM              194014106     6341   230000 SH       SOLE                   230000        0        0
DSW INC                        CL A             23334L102    16320   300000 SH       SOLE                   300000        0        0
HUMANA INC                     COM              444859102    36784   475000 SH       SOLE                   475000        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     9020   287900 SH       SOLE                   287900        0        0
LKQ CORP                       COM              501889208     5505   165000 SH       SOLE                   165000        0        0
POPULAR INC                    COM NEW          733174700    24353  1466176 SH       SOLE                  1466176        0        0
SALESFORCE COM INC             COM              79466L302    37054   268000 SH       SOLE                   268000        0        0
TRANSDIGM GROUP INC            COM              893641100    53422   397783 SH       SOLE                   397783        0        0
TRIPADVISOR INC                COM              896945201    67701  1514897 SH       SOLE                  1514897        0        0